Schedule of Investments (unaudited) September 30, 2019	BlackRock LifePath Index 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2030 Master Portfolio of Master Investment Portfolio	$7,066,569,975

Total Investments (Cost — $6,320,709,183) — 100.0%	7,066,569,975

Liabilities in Excess of Other Assets — (0.0)%	(726,252)

Net Assets — 100.0%	$7,065,843,723

BlackRock LifePath Index 2030 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2030 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of September 30, 2019, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $7,066,569,975 and 100%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

Schedule of Investments (unaudited) September 30, 2019	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 100.2%

Equity Funds — 67.2%
iShares Core MSCI Total International Stock ETF(a)	$30,802,249	$1,779,137,902
iShares Developed Real Estate Index Fund — Class K	20,078,129	226,481,293
Large Cap Index Master Portfolio	2,548,055,362	2,548,055,362
Master Small Cap Index Series	195,437,476	195,437,476

		4,749,112,033

Fixed Income Funds — 32.6%
iShares TIPS Bond ETF	3,580,215	416,343,202

Security	Shares/ Investment Value	Value
U.S. Total Bond Index Master Portfolio	$1,884,058,834	$1,884,058,834

		2,300,402,036

Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(b)(c)	7,752,943	7,756,820
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(b)	21,225,053	21,225,053

		28,981,873

Total Affiliated Investment Companies — 100.2% (Cost — $6,332,634,092)		7,078,495,942

Liabilities in Excess of Other Assets — (0.2)%		(11,908,408)

Net Assets — 100.0%		$7,066,587,534

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	55,372,313	—	(47,619,370)	7,752,943	$7,756,820	$42,457	(c)	$(530)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	6,015,670	15,209,383	—	21,225,053	21,225,053	—		—	—
iShares Core MSCI Total International Stock ETF	24,193,550	7,115,475	(506,776)	30,802,249	1,779,137,902	25,635,457		(4,457,297)	133,726,163
iShares Developed Real Estate Index Fund — Class K	43,086,305	2,818,162	(25,826,338)	20,078,129	226,481,293	7,801,246		20,527,384	44,849,540
iShares TIPS Bond ETF	2,270,994	1,326,921	(17,700)	3,580,215	416,343,202	4,926,335		(133,708)	17,938,405
Large Cap Index Master Portfolio(b)	$2,075,075,786	$472,979,576	$—	$2,548,055,362	2,548,055,362	35,271,946		1,802,983	427,414,212
Master Small Cap Index Series(b)	$136,355,981	$59,081,495	$—	$195,437,476	195,437,476	2,111,371		5,781,699	20,824,813
Total International ex U.S. Index Master Portfolio(b)(d)	$9,822,080	$—	$(9,822,080)	$—	—	6,859		(1,979)	(9,301,665)
U.S. Total Bond Index Master Portfolio(b)	$1,572,076,760	$311,982,074	$—	$1,884,058,834	1,884,058,834	39,015,298		6,017,452	143,740,676

					$7,078,495,942	$114,810,969		$29,536,004	$779,192,144

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/ investment value purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Index 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotation in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,421,962,397	$—	$—	$2,421,962,397
Short-Term Securities	28,981,873	—	—	28,981,873

	$2,450,944,270	$—	$—	$2,450,944,270

Investments Valued at Net Asset Vale (“NAV”)(a)				4,627,551,672

				$7,078,495,942

(a)	Certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2